SELECTED QUARATERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
SELECTED QUARATERLY FINANCIAL DATA (UNAUDITED)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

	2016				2015
In millions of dollars, except per share amounts	Fourth	Third	Second	First	Fourth	Third	Second	First
Revenues, net of interest expense	$17,012	$17,760	$17,548	$17,555	$18,456	$18,692	$19,470	$19,736
Operating expenses	10,120	10,404	10,369	10,523	11,134	10,669	10,928	10,884
Provisions for credit losses and for benefits and claims	1,792	1,736	1,409	2,045	2,514	1,836	1,648	1,915
Income from continuing operations before income taxes	$5,100	$5,620	$5,770	$4,987	$4,808	$6,187	$6,894	$6,937
Income taxes	1,509	1,733	1,723	1,479	1,403	1,881	2,036	2,120
Income from continuing operations	$3,591	$3,887	$4,047	$3,508	$3,405	$4,306	$4,858	$4,817
Income (loss) from discontinued operations, net of taxes	(3)	(30)	(23)	(2)	(45)	(10)	6	(5)
Net income before attribution of noncontrolling interests	$3,588	$3,857	$4,024	$3,506	$3,360	$4,296	$4,864	$4,812
Noncontrolling interests	15	17	26	5	25	5	18	42
Citigroup’s net income	$3,573	$3,840	$3,998	$3,501	$3,335	$4,291	$4,846	$4,770
Earnings per share(1)
Basic
Income from continuing operations	$1.14	$1.25	$1.25	$1.11	$1.04	$1.36	$1.51	$1.51
Net income	1.14	1.24	1.24	1.10	1.02	1.36	1.52	1.51
Diluted
Income from continuing operations	1.14	1.25	1.25	1.11	1.03	1.36	1.51	1.51
Net income	1.14	1.24	1.24	1.10	1.02	1.35	1.51	1.51
Common stock price per share
High	61.09	47.90	47.33	51.13	55.87	60.34	57.39	54.26
Low	47.03	40.78	38.48	34.98	49.88	49.00	51.52	46.95
Close	59.43	47.23	42.39	41.75	51.75	49.61	55.24	51.52
Dividends per share of common stock	0.16	0.16	0.05	0.05	0.05	0.05	0.05	0.01

This Note to the Consolidated Financial Statements is unaudited due to the Company’s individual quarterly results not being subject to an audit.

(1)   Due to averaging of shares, quarterly earnings per share may not sum to the totals reported for the full year.